Leasing - Accounted for in profit or loss (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leasing [Abstract]
Depreciation charge on right-of-use assets	kr (27)	kr (27)
Interest expenses on lease liability	(1)	(1)
Expenses relating to short-term leases	(3)	(2)
Expenses relating to low-value leases	(3)	(3)
Variable lease fees	(7)	(7)
Total amount accounted for in profit or loss	kr (41)	kr (40)